First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
July 31, 2026 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 25.2%
	Automobiles — 0.4%
305,730	Ford Motor Co.	6.20%	06/01/59	$6,233,835
656,928	Ford Motor Co.	6.00%	12/01/59	12,882,358
462,967	Ford Motor Co.	6.50%	08/15/62	9,694,529
				28,810,722
	Banks — 1.5%
1,299,958	Bank of America Corp., Series KK	5.38%	(a)	27,221,121
164,623	Bank of America Corp., Series LL	5.00%	(a)	3,223,318
153,225	Bank of America Corp., Series NN	4.38%	(a)	2,614,019
148,315	Bank of America Corp., Series SS	4.75%	(a)	2,737,895
7,294	Fifth Third Bancorp (b)	6.88%	(a)	189,352
53,626	Huntington Bancshares, Inc., Series J (b)	6.88%	(a)	1,342,795
8,729	JPMorgan Chase & Co., Series DD	5.75%	(a)	210,544
115,366	JPMorgan Chase & Co., Series GG	4.75%	(a)	2,231,178
104,604	JPMorgan Chase & Co., Series JJ	4.55%	(a)	1,918,437
786,401	JPMorgan Chase & Co., Series LL	4.63%	(a)	14,697,835
305,080	Pinnacle Financial Partners, Inc., Series C	6.75%	(a)	7,331,072
164,167	Truist Financial Corp., Series R	4.75%	(a)	3,010,823
115,824	US Bancorp, Series K	5.50%	(a)	2,491,374
186,162	Wells Fargo & Co., Series AA	4.70%	(a)	3,376,979
269,239	Wells Fargo & Co., Series Z	4.75%	(a)	4,935,151
575,541	Wintrust Financial Corp., Series F (b)	7.88%	(a)	15,079,174
				92,611,067
	Capital Markets — 3.6%
310,069	Affiliated Managers Group, Inc.	5.88%	03/30/59	6,254,092
197,154	Affiliated Managers Group, Inc.	4.75%	09/30/60	3,304,301
857,989	Affiliated Managers Group, Inc.	4.20%	09/30/61	12,886,995
1,245,955	Affiliated Managers Group, Inc.	6.75%	03/30/64	28,594,667
852,268	Bank of New York Mellon (The) Corp., Series K (b)	6.15%	(a)	21,281,132
667,263	Brookfield Oaktree Holdings LLC, Series A (c)	6.63%	(a)	13,972,487
1,058,632	Brookfield Oaktree Holdings LLC, Series B	6.55%	(a)	22,125,409
1,954,151	Carlyle Finance LLC (c)	4.63%	05/15/61	31,696,329
149,755	DigitalBridge Group, Inc., Series H	7.13%	(a)	2,312,217
598,173	DigitalBridge Group, Inc., Series I	7.15%	(a)	9,199,901
374,484	DigitalBridge Group, Inc., Series J	7.13%	(a)	5,913,102
1,017,811	KKR Group Finance Co. IX LLC	4.63%	04/01/61	16,539,429
296,247	Morgan Stanley, Series K	5.85%	(a)	6,867,005
13,521	Morgan Stanley, Series P	6.50%	(a)	340,459
398,053	Morgan Stanley, Series Q	6.63%	(a)	10,122,488
340,024	State Street Corp., Series G	5.35%	(a)	7,211,909
1,313,700	TPG Operating Group II, L.P.	6.95%	03/15/64	30,083,730
				228,705,652
	Consumer Finance — 0.0%
65,398	Capital One Financial Corp., Series I	5.00%	(a)	1,181,742
	Diversified REITs — 0.2%
493,052	Global Net Lease, Inc., Series A (c)	7.25%	(a)	11,315,543
	Diversified Telecommunication Services — 0.4%
914,908	AT&T, Inc.	5.35%	11/01/66	18,206,669
567,203	AT&T, Inc., Series C	4.75%	(a)	9,727,532
				27,934,201

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Electric Utilities — 3.3%
3,458,645	NextEra Energy Capital Holdings, Inc., Series U	6.50%	06/01/85	$83,699,209
412,721	NextEra Energy Capital Holdings, Inc., Series Z	6.50%	04/15/86	9,884,668
50,423	Southern (The) Co.	5.25%	12/01/77	1,023,587
841,884	Southern (The) Co.	6.50%	03/15/85	21,257,571
648,630	Southern (The) Co., Series 2020	4.95%	01/30/80	12,194,244
95,929	Southern (The) Co., Series C	4.20%	10/15/60	1,587,625
3,337,499	Xcel Energy, Inc.	6.25%	10/15/85	77,696,977
				207,343,881
	Financial Services — 1.6%
947	Apollo Global Management, Inc. (b)	7.63%	09/15/53	24,319
2,989,322	Corebridge Financial, Inc.	6.38%	12/15/64	66,064,016
1,386,108	Equitable Holdings, Inc., Series A	5.25%	(a)	26,821,190
57,199	Jackson Financial, Inc. (b)	8.00%	(a)	1,452,282
310,332	Voya Financial, Inc., Series B (b)	5.35%	(a)	7,357,972
				101,719,779
	Food Products — 0.2%
101,015	CHS, Inc., Series 2	7.10%	(a)	2,543,558
326,752	CHS, Inc., Series 3	6.75%	(a)	8,034,831
				10,578,389
	Independent Power and Renewable Electricity Producers — 0.4%
891,011	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	13,454,266
638,546	Brookfield Renewable Partners, L.P., Series 17	5.25%	(a)	10,874,438
				24,328,704
	Insurance — 7.6%
3,251,577	AEGON Funding Co., LLC	5.10%	12/15/49	59,016,122
122,810	Allstate (The) Corp., Series H	5.10%	(a)	2,380,058
1,110,987	American National Group, Inc.	7.38%	(a)	26,441,491
83,091	Arch Capital Group Ltd., Series F	5.45%	(a)	1,621,936
364,335	Arch Capital Group Ltd., Series G	4.55%	(a)	5,993,311
574,877	Aspen Insurance Holdings Ltd.	5.63%	(a)	11,083,629
2,121,149	Aspen Insurance Holdings Ltd. (c)	5.63%	(a)	40,089,716
781,216	Assurant, Inc.	5.25%	01/15/61	14,921,226
1,815,896	Athene Holding Ltd. (b)	7.25%	03/30/64	44,834,472
1,289,446	Athene Holding Ltd., Series A (b)	6.35%	(a)	30,817,759
22,322	Athene Holding Ltd., Series B	5.63%	(a)	416,975
1,258,222	Athene Holding Ltd., Series E (b)	7.75%	(a)	31,606,537
457,125	Axis Capital Holdings Ltd., Series E	5.50%	(a)	8,548,237
805,557	CNO Financial Group, Inc. (c)	5.13%	11/25/60	13,283,635
2,677,688	Enstar Group Ltd., Series D (b) (c)	7.00%	(a)	61,078,063
1,782,485	F&G Annuities & Life, Inc.	7.95%	12/15/53	43,902,605
2,764,453	F&G Annuities & Life, Inc.	7.30%	01/15/65	57,362,400
87,348	Globe Life, Inc.	4.25%	06/15/61	1,347,780
59,404	MetLife, Inc., Series F	4.75%	(a)	1,081,153
226,438	Phoenix (The) Cos., Inc.	7.45%	01/15/32	4,075,884
20,263	Prudential Financial Inc.	5.95%	09/01/62	451,257
14,342	Prudential Financial, Inc.	5.63%	08/15/58	309,500
85,784	RenaissanceRe Holdings Ltd., Series F	5.75%	(a)	1,779,160

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
859,247	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	$13,129,294
376,707	W.R. Berkley Corp.	5.10%	12/30/59	6,972,847
				482,545,047
	Mortgage REITs — 1.0%
300,535	AGNC Investment Corp., Series D, 3 Mo. CME Term SOFR + CSA + 4.33% (d)	8.35%	(a)	7,525,396
86,969	AGNC Investment Corp., Series E, 3 Mo. CME Term SOFR + CSA + 4.99% (d)	9.01%	(a)	2,219,449
523,412	AGNC Investment Corp., Series F, 3 Mo. CME Term SOFR + CSA + 4.70% (d)	8.71%	(a)	13,121,939
359,850	AGNC Investment Corp., Series H	8.75%	(a)	9,154,584
514,973	Annaly Capital Management, Inc., Series F, 3 Mo. CME Term SOFR + CSA + 4.99% (d)	9.01%	(a)	13,301,753
639,475	Annaly Capital Management, Inc., Series J	8.88%	(a)	16,677,508
				62,000,629
	Multi-Utilities — 2.2%
667,573	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	10,787,980
616,426	Brookfield Infrastructure Partners, L.P., Series 13 (c)	5.13%	(a)	10,787,455
56,831	Brookfield Infrastructure Partners, L.P., Series 14	5.00%	(a)	958,739
981,724	CMS Energy Corp.	5.88%	10/15/78	21,440,852
705,428	CMS Energy Corp.	5.88%	03/01/79	15,597,013
20,021	DTE Energy Co.	4.38%	12/01/81	336,153
2,620,723	DTE Energy Co., Series H	6.25%	10/01/85	62,058,721
771,364	Sempra	5.75%	07/01/79	16,082,939
				138,049,852
	Oil, Gas & Consumable Fuels — 0.2%
573,576	TransCanada PipeLines Ltd.	6.25%	11/01/85	13,180,776
	Real Estate Management & Development — 0.5%
1,264,834	Brookfield Property Partners, L.P., Series A (c)	5.75%	(a)	17,631,786
746,585	Brookfield Property Partners, L.P., Series A2	6.38%	(a)	11,310,763
				28,942,549
	Specialized REITs — 0.1%
39,262	Public Storage, Series K	4.75%	(a)	729,488
267,640	Public Storage, Series L	4.63%	(a)	4,758,639
				5,488,127
	Wireless Telecommunication Services — 2.0%
595,353	T-Mobile USA, Inc.	6.25%	09/01/69	13,728,840
3,157,947	T-Mobile USA, Inc.	5.50%	03/01/70	64,485,278
2,434,962	T-Mobile USA, Inc.	5.50%	06/01/70	50,525,461
				128,739,579
	Total $25 Par Preferred Securities			1,593,476,239
	(Cost $1,797,208,106)
$1,000 PAR PREFERRED SECURITIES — 2.1%
	Banks — 2.1%
110,579	Wells Fargo & Co., Series L	7.50%	(a)	131,106,885
	(Cost $146,505,996)

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 71.4%
	Banks — 40.2%
$15,450,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (e)	7.13%	(a)	$15,453,291
22,600,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (e)	7.75%	(a)	23,645,928
25,200,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (e)	9.38%	(a)	27,324,940
11,320,000	Banco de Credito e Inversiones S.A. (b) (e) (f)	8.75%	(a)	11,938,751
5,000,000	Banco de Credito e Inversiones S.A. (b) (e) (g)	8.75%	(a)	5,273,300
22,250,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.50%	(a)	22,089,132
15,700,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.63%	(a)	15,729,547
23,630,000	Banco Mercantil del Norte S.A. (b) (e) (f)	8.38%	(a)	24,439,446
15,460,000	Banco Mercantil del Norte S.A. (b) (e) (f)	8.45%	(a)	15,460,000
25,000,000	Banco Mercantil del Norte S.A. (b) (e) (f)	8.75%	(a)	25,716,275
18,600,000	Banco Santander S.A. (b) (e)	7.25%	(a)	18,660,171
33,100,000	Banco Santander S.A. (b) (e)	8.00%	(a)	35,273,776
21,600,000	Banco Santander S.A. (b) (e)	9.63%	(a)	23,460,408
50,600,000	Banco Santander S.A. (b) (e)	9.63%	(a)	59,066,594
155,649,000	Bank of America Corp. (b)	6.63%	(a)	158,992,185
60,800,000	Bank of Montreal (b)	7.70%	05/26/84	63,099,578
30,189,000	Bank of Montreal (b)	7.30%	11/26/84	31,252,317
17,168,000	Bank of Montreal, Series 6 (b)	6.88%	11/26/85	17,282,219
44,149,000	Bank of Nova Scotia (The) (b)	8.00%	01/27/84	46,334,111
37,800,000	Bank of Nova Scotia (The) (b)	7.35%	04/27/85	39,011,150
21,720,000	Bank of Nova Scotia (The) (b)	6.88%	10/27/85	21,577,747
17,900,000	Barclays PLC (b) (e)	7.63%	(a)	18,511,625
100,000,000	Barclays PLC (b) (e)	8.00%	(a)	105,266,300
25,750,000	Barclays PLC (b) (e)	9.63%	(a)	28,443,295
11,600,000	BBVA Mexico S.A. (b) (e) (f)	5.88%	09/13/34	11,342,742
12,300,000	BBVA Mexico S.A. (b) (e) (f)	7.63%	02/11/35	12,607,500
35,600,000	BBVA Mexico S.A. (b) (e) (f)	8.45%	06/29/38	38,178,081
80,000,000	BNP Paribas S.A. (b) (e) (f)	7.20%	(a)	79,467,704
9,300,000	BNP Paribas S.A. (b) (e) (f)	7.38%	(a)	9,514,951
36,770,000	BNP Paribas S.A. (b) (e) (f)	7.75%	(a)	38,381,666
28,020,000	BNP Paribas S.A. (b) (e) (f)	8.00%	(a)	29,741,661
56,900,000	BNP Paribas S.A. (b) (e) (f)	8.50%	(a)	59,809,866
15,000,000	Canadian Imperial Bank of Commerce (b)	6.95%	01/28/85	15,121,050
44,100,000	Canadian Imperial Bank of Commerce (b)	7.00%	10/28/85	44,686,839
75,485,000	Citigroup, Inc. (b)	6.63%	(a)	75,877,824
12,438,000	Citigroup, Inc., Series BB (b)	7.20%	(a)	12,686,126
20,832,000	Citigroup, Inc., Series DD (b)	7.00%	(a)	21,306,136
24,700,000	Citigroup, Inc., Series FF (b)	6.95%	(a)	24,935,342
35,958,000	Citigroup, Inc., Series GG (b)	6.88%	(a)	36,329,230
12,500,000	CoBank ACB (b)	7.25%	(a)	12,613,042
12,300,000	CoBank ACB, Series N (b)	6.75%	(a)	12,376,155
36,800,000	Commerzbank AG (b) (e) (g)	7.50%	(a)	38,260,761
45,578,000	Credit Agricole S.A. (b) (e) (f)	6.70%	(a)	45,315,302
75,172,000	Credit Agricole S.A. (b) (e) (f)	7.13%	(a)	76,383,998
6,200,000	Farm Credit Bank of Texas (b)	7.75%	(a)	6,437,448
7,650,000	Farm Credit Bank of Texas, Series 3 (b) (f)	6.20%	(a)	7,681,710
7,460,000	Farm Credit Bank of Texas, Series 6 (b)	7.00%	(a)	7,596,704
31,950,000	First Citizens BancShares, Inc., Series D (b)	7.00%	(a)	32,122,530
15,400,000	HSBC Holdings PLC (b) (e)	6.75%	(a)	15,491,861
48,450,000	HSBC Holdings PLC (b) (e)	6.95%	(a)	49,691,628

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$15,400,000	HSBC Holdings PLC (b) (e)	7.00%	(a)	$15,662,216
41,280,000	HSBC Holdings PLC (b) (e)	7.05%	(a)	42,235,797
37,000,000	HSBC Holdings PLC (b) (e)	8.00%	(a)	38,330,187
47,511,000	Huntington Bancshares, Inc., Series K (b)	6.25%	(a)	47,375,033
58,107,000	ING Groep N.V. (b) (e)	7.00%	(a)	59,257,112
22,200,000	ING Groep N.V. (b) (e) (g)	7.25%	(a)	23,078,862
38,873,000	ING Groep N.V. (b) (e) (g)	8.00%	(a)	41,209,437
82,350,000	JPMorgan Chase & Co., Series NN (b)	6.88%	(a)	85,084,432
21,650,000	JPMorgan Chase & Co., Series PP (b)	6.10%	(a)	21,572,728
9,300,000	Lloyds Banking Group PLC (b) (e)	6.63%	(a)	9,147,836
50,000,000	Lloyds Banking Group PLC (b) (e)	8.00%	(a)	52,782,550
40,500,000	Mitsubishi UFJ Financial Group, Inc. (b) (e)	6.35%	(a)	40,101,885
38,105,000	NatWest Group PLC (b) (e)	8.13%	(a)	41,486,743
12,520,000	Nordea Bank Abp (b) (e) (f)	6.75%	(a)	12,487,974
14,810,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(a)	14,842,740
39,711,000	PNC Financial Services Group (The), Inc., Series W (b)	6.25%	(a)	40,151,554
58,100,000	Royal Bank of Canada (b)	6.75%	08/24/85	58,929,494
35,640,000	Royal Bank of Canada (b)	6.50%	11/24/85	34,623,508
33,820,000	Societe Generale S.A. (b) (e) (f)	9.38%	(a)	35,265,264
32,870,000	Societe Generale S.A. (b) (e) (f)	10.00%	(a)	35,744,120
17,420,000	Sumitomo Mitsui Financial Group, Inc. (b) (e)	6.60%	(a)	17,386,240
6,200,000	Swedbank AB (b) (e) (g)	7.75%	(a)	6,504,110
15,570,000	Toronto-Dominion Bank (The) (b)	8.13%	10/31/82	16,052,841
22,000,000	Toronto-Dominion Bank (The) (b)	6.35%	10/31/85	22,008,499
20,948,000	Wells Fargo & Co. (b)	6.85%	(a)	21,577,843
38,615,000	Wells Fargo & Co., Series GG (b)	6.13%	(a)	38,613,343
				2,538,772,291
	Capital Markets — 7.1%
40,400,000	Ares Finance Co. III LLC (b) (f)	7.36%	06/30/51	40,593,623
11,900,000	Bank of New York Mellon (The) Corp. (b)	5.95%	(a)	11,942,781
73,169,000	Charles Schwab (The) Corp., Series H (b)	4.00%	(a)	67,619,592
24,600,000	Charles Schwab (The) Corp., Series L (b)	6.10%	(a)	24,277,979
81,425,000	Credit Suisse Group AG, Claim (c) (h) (i) (j)			29,011,727
1,200,000	Credit Suisse Group AG, Claim (c) (h) (i) (j)			427,560
51,775,000	Credit Suisse Group AG, Claim (c) (h) (i) (j)			18,447,432
76,900,000	Credit Suisse Group AG, Claim (c) (h) (i) (j)			27,399,470
27,200,000	Credit Suisse Group AG, Claim (c) (h) (i) (j)			9,691,360
24,800,000	Deutsche Bank AG (b) (e) (g)	8.13%	(a)	26,139,675
16,000,000	Goldman Sachs Group (The), Inc., Series AA (b)	6.50%	(a)	15,887,772
63,323,000	Goldman Sachs Group (The), Inc., Series X (b)	7.50%	(a)	65,544,244
30,900,000	Goldman Sachs Group (The), Inc., Series Y (b)	6.13%	(a)	30,484,828
9,736,000	Goldman Sachs Group (The), Inc., Series Z (b)	6.85%	(a)	9,859,891
31,200,000	Nomura Holdings, Inc. (b) (e)	7.00%	(a)	31,744,097
12,536,000	State Street Corp., Series I (b)	6.70%	(a)	12,823,827
27,247,000	State Street Corp., Series J (b)	6.70%	(a)	27,993,595
				449,889,453
	Diversified Telecommunication Services — 2.3%
57,079,000	Bell Canada (b)	7.00%	09/15/55	57,565,028
26,177,000	TELUS Corp. (b)	7.00%	10/15/55	26,399,714

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Diversified Telecommunication Services (Continued)
$20,021,000	TELUS Corp. (b)	6.63%	06/09/56	$19,571,022
21,658,000	Verizon Communications, Inc. (b)	6.20%	05/14/56	21,205,769
21,658,000	Verizon Communications, Inc. (b)	6.05%	05/14/58	21,307,671
				146,049,204
	Electric Utilities — 5.5%
51,590,000	American Electric Power Co., Inc. (b)	6.95%	12/15/54	54,444,526
36,830,000	American Electric Power Co., Inc., Series D (b)	6.05%	03/15/56	36,208,531
23,875,000	Duke Energy Corp. (b)	6.45%	09/01/54	24,464,999
17,396,000	Emera US Finance LLC, Series A (b)	6.65%	10/01/56	17,523,582
16,065,000	Emera US Finance LLC, Series B (b)	6.85%	10/01/56	16,195,689
24,750,000	Entergy Corp. (b)	6.10%	06/15/56	24,334,950
21,680,000	EUSHI Finance, Inc. (b)	7.63%	12/15/54	22,532,891
21,354,000	EUSHI Finance, Inc. (b)	6.25%	04/01/56	21,091,442
9,300,000	Eversource Energy, Series A (b)	6.10%	08/15/56	9,252,567
27,327,000	Eversource Energy, Series B (b)	6.35%	08/15/56	27,208,783
35,006,000	NextEra Energy Capital Holdings, Inc. (b)	6.75%	06/15/54	35,953,648
16,250,000	NextEra Energy Capital Holdings, Inc. (b)	6.50%	08/15/55	16,365,050
7,550,000	NextEra Energy Capital Holdings, Inc., Series BB (b)	6.20%	10/01/56	7,381,429
31,000,000	Southern (The) Co., Series 2025 (b)	6.38%	03/15/55	31,401,357
				344,359,444
	Financial Services — 2.0%
64,250,000	American AgCredit Corp. (b) (f)	8.75%	(a)	64,241,647
28,250,000	Capital Farm Credit ACA, Series 1 (b) (f)	8.39%	(a)	27,866,083
13,950,000	Compeer Financial ACA (b) (f)	4.88%	(a)	13,813,499
17,980,000	Compeer Financial ACA (b) (f)	7.88%	(a)	18,323,059
1,155,000	Corebridge Financial, Inc. (b)	6.88%	(a)	1,185,583
				125,429,871
	Food Products — 1.8%
10,700,000	Dairy Farmers of America, Inc. (k)	7.13%	(a)	10,767,099
20,360,000	Land O’Lakes Capital Trust I (k)	7.45%	03/15/28	20,865,030
44,888,000	Land O’Lakes, Inc. (f)	7.00%	(a)	39,950,320
14,010,000	Land O’Lakes, Inc. (f)	7.25%	(a)	12,889,200
31,520,000	Land O’Lakes, Inc. (f)	8.00%	(a)	31,520,000
				115,991,649
	Gas Utilities — 0.6%
21,500,000	AltaGas Ltd. (b) (f)	7.20%	10/15/54	22,251,554
18,560,000	Spire, Inc. (b)	6.45%	06/01/56	18,505,293
				40,756,847
	Independent Power and Renewable Electricity Producers — 0.6%
36,425,000	AES (The) Corp. (b)	6.95%	07/15/55	35,804,391
	Insurance — 6.7%
9,200,000	Allianz SE (b) (e) (f)	6.50%	(a)	9,133,160
25,000,000	Allianz SE (b) (e) (f)	6.55%	(a)	25,197,750
18,700,000	American National Group, Inc. (b)	7.00%	12/01/55	18,004,349
34,460,000	Assurant, Inc. (b)	7.00%	03/27/48	34,875,763
12,699,000	Assured Guaranty Municipal Holdings, Inc. (b) (f)	6.40%	12/15/66	12,193,654
4,326,000	Athene Holding Ltd. (b)	6.88%	06/28/55	4,088,564
29,400,000	CNP Assurances S.A. (b) (e) (g)	4.88%	(a)	27,453,030
13,700,000	Fortegra Financial Corp. (b) (k)	8.50%	10/15/57	13,399,110

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$36,675,000	Global Atlantic Fin Co. (b) (f)	7.95%	10/15/54	$36,732,653
41,076,000	Global Atlantic Fin Co. (b) (f)	7.25%	03/01/56	39,492,960
69,648,000	Hartford Insurance Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (d) (f)	6.04%	02/12/47	69,072,307
26,429,000	Kuvare US Holdings, Inc. (b) (f)	10.47%	02/17/51	26,584,244
32,050,000	Lancashire Holdings Ltd. (b) (g)	5.63%	09/18/41	31,253,272
5,977,000	Liberty Mutual Group, Inc. (b) (f)	4.13%	12/15/51	5,937,496
35,800,000	Meiji Yasuda Life Insurance Co. (b) (f)	6.10%	06/11/55	35,810,139
5,909,000	MetLife, Inc., Series G (b)	6.35%	03/15/55	5,997,216
15,499,000	Nippon Life Insurance Co. (b) (f)	6.50%	04/30/55	15,978,012
9,300,000	Reinsurance Group of America, Inc. (b)	6.38%	09/15/56	9,079,639
				420,283,318
	Multi-Utilities — 2.6%
1,400,000	CenterPoint Energy, Inc., Series B (b)	6.85%	02/15/55	1,455,976
55,306,000	Dominion Energy, Inc. (b)	6.63%	05/15/55	55,750,494
40,235,000	Dominion Energy, Inc. (b)	6.20%	02/15/56	39,628,542
3,526,000	Dominion Energy, Inc., Series A (b)	6.88%	02/01/55	3,607,687
12,433,000	Dominion Energy, Inc., Series B (b)	7.00%	06/01/54	12,978,374
21,700,000	NiSource, Inc. (b)	6.38%	03/31/55	22,039,713
30,421,000	Sempra (b)	6.40%	10/01/54	30,286,016
				165,746,802
	Oil, Gas & Consumable Fuels — 1.0%
28,420,000	Enbridge, Inc. (b)	7.63%	01/15/83	30,621,186
30,188,000	Enbridge, Inc. (b)	8.50%	01/15/84	34,128,530
				64,749,716
	Trading Companies & Distributors — 0.5%
30,907,000	Sumisho Air Lease Corp., Series D (b)	6.00%	(a)	29,909,529
	Wireless Telecommunication Services — 0.5%
30,470,000	Rogers Communications, Inc. (b)	7.13%	04/15/55	30,765,830
	Total Capital Preferred Securities			4,508,508,345
	(Cost $4,560,110,202)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.2%
	Capital Markets — 0.2%
1,373,686	Invesco Preferred ETF	14,739,651
	(Cost $15,117,422)

	Total Investments — 98.9%	6,247,831,120
	(Cost $6,518,941,726)
	Net Other Assets and Liabilities — 1.1%	66,523,538
	Net Assets — 100.0%	$6,314,354,658

(a)	Perpetual maturity.
(b)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2026. At a predetermined date, the fixed rate will change to a variable rate.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
(d)	Floating or variable rate security.
(e)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2026, securities noted as such amounted to $1,570,288,545 or 24.9% of net assets. Of these securities, 5.1% originated in emerging markets, and 94.9% originated in foreign markets.

(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2026, securities noted as such amounted to $1,154,877,050 or 18.3% of net assets.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	Claim pending with the administrative court of Switzerland.
(i)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2026, securities noted as such are valued at $84,977,549 or 1.3% of net assets.

(j)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(k)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Country Allocation†	% of Net Assets
United States	57.7%
Canada	10.6
France	6.9
United Kingdom	6.6
Bermuda	3.6
Spain	3.2
Japan	2.2
Netherlands	2.0
Cayman Islands	1.6
Germany	1.6
Switzerland	1.3
Mexico	1.0
Chile	0.3
Finland	0.2
Sweden	0.1
Total Investments	98.9
Net Other Assets and Liabilities	1.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$482,545,047	$417,391,100	$65,153,947	$—
Other Industry Categories*	1,110,931,192	1,110,931,192	—	—
$1,000 Par Preferred Securities*	131,106,885	131,106,885	—	—
Capital Preferred Securities:
Capital Markets	449,889,453	—	364,911,904	84,977,549
Other Industry Categories*	4,058,618,892	—	4,058,618,892	—
Exchange-Traded Funds*	14,739,651	14,739,651	—	—
Total Investments	$6,247,831,120	$1,674,168,828	$4,488,684,743	$84,977,549

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs. As of July 31, 2026, Level 3 investments were valued using unadjusted pricing quotes obtained from dealers.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

Beginning Balance at October 31, 2025
Capital Preferred Securities	$81,805,500
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	3,172,049
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at July 31, 2026
Capital Preferred Securities	84,977,549
Total Level 3 holdings	$84,977,549

There was a net change of $3,172,049 in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2026.

Restricted Securities
As of July 31, 2026, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	09/15/16 - 12/08/21	$10,700,000	$100.63	$10,903,500	$10,767,099	0.17%

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 03/12/18	$13,700,000	$97.80	$13,718,370	$13,399,110	0.21%
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15 - 05/08/18	20,360,000	102.48	20,835,292	20,865,030	0.33
				$45,457,162	$45,031,239	0.71%

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
July 31, 2026 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES — 1.1%
	Banks — 1.1%
17,492	Wells Fargo & Co., Series L	7.50%	(a)	$20,739,215
	(Cost $22,459,275)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 97.1%
	Banks — 54.6%
$4,600,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (c)	7.13%	(a)	4,600,980
30,200,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (c)	7.75%	(a)	31,597,656
13,800,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (c)	9.38%	(a)	14,963,657
3,000,000	Banco de Credito e Inversiones S.A. (b) (c) (d)	8.75%	(a)	3,163,980
840,000	Banco de Credito e Inversiones S.A. (b) (c) (e)	8.75%	(a)	885,914
2,000,000	Banco Mercantil del Norte S.A. (b) (c) (d)	6.63%	(a)	1,900,087
10,101,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.50%	(a)	10,027,970
3,592,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.63%	(a)	3,598,760
8,400,000	Banco Mercantil del Norte S.A. (b) (c) (d)	8.38%	(a)	8,687,742
4,620,000	Banco Mercantil del Norte S.A. (b) (c) (d)	8.45%	(a)	4,620,000
4,200,000	Banco Mercantil del Norte S.A. (b) (c) (d)	8.75%	(a)	4,320,334
5,500,000	Banco Santander S.A. (b) (c)	7.25%	(a)	5,517,793
16,200,000	Banco Santander S.A. (b) (c)	8.00%	(a)	17,263,903
7,000,000	Banco Santander S.A. (b) (c)	9.63%	(a)	7,602,910
24,200,000	Banco Santander S.A. (b) (c)	9.63%	(a)	28,249,241
54,821,000	Bank of America Corp. (c)	6.63%	(a)	55,998,500
5,492,000	Bank of America Corp., Series TT (c)	6.13%	(a)	5,526,001
25,956,000	Bank of Montreal (c)	7.70%	05/26/84	26,937,708
12,500,000	Bank of Montreal (c)	7.30%	11/26/84	12,940,275
3,103,000	Bank of Montreal, Series 6 (c)	6.88%	11/26/85	3,123,644
14,400,000	Bank of Nova Scotia (The) (c)	8.63%	10/27/82	14,917,823
14,600,000	Bank of Nova Scotia (The) (c)	8.00%	01/27/84	15,322,612
14,130,000	Bank of Nova Scotia (The) (c)	7.35%	04/27/85	14,582,739
6,060,000	Bank of Nova Scotia (The) (c)	6.88%	10/27/85	6,020,311
14,600,000	Barclays PLC (b) (c)	7.63%	(a)	15,098,867
20,050,000	Barclays PLC (b) (c)	8.00%	(a)	21,105,893
6,650,000	Barclays PLC (b) (c)	9.63%	(a)	7,345,550
700,000	BBVA Mexico S.A. (b) (c) (d)	5.88%	09/13/34	684,476
3,350,000	BBVA Mexico S.A. (b) (c) (d)	7.63%	02/11/35	3,433,750
10,700,000	BBVA Mexico S.A. (b) (c) (d)	8.45%	06/29/38	11,474,873
24,000,000	BNP Paribas S.A. (b) (c) (d)	7.20%	(a)	23,840,311
2,300,000	BNP Paribas S.A. (b) (c) (d)	7.38%	(a)	2,353,160
9,590,000	BNP Paribas S.A. (b) (c) (d)	7.75%	(a)	10,010,339
11,980,000	BNP Paribas S.A. (b) (c) (d)	8.00%	(a)	12,716,099
23,450,000	BNP Paribas S.A. (b) (c) (d)	8.50%	(a)	24,649,233
5,719,000	Canadian Imperial Bank of Commerce (c)	6.95%	01/28/85	5,765,152
23,300,000	Canadian Imperial Bank of Commerce (c)	7.00%	10/28/85	23,610,053
36,236,000	Citigroup, Inc. (c)	6.63%	(a)	36,424,572
4,000,000	Citigroup, Inc., Series BB (c)	7.20%	(a)	4,079,796
4,993,000	Citigroup, Inc., Series DD (c)	7.00%	(a)	5,106,641
6,700,000	Citigroup, Inc., Series FF (c)	6.95%	(a)	6,763,838
8,650,000	Citigroup, Inc., Series GG (c)	6.88%	(a)	8,739,303
3,000,000	CoBank ACB (c)	7.25%	(a)	3,027,130

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$3,650,000	CoBank ACB, Series N (c)	6.75%	(a)	$3,672,599
23,400,000	Commerzbank AG (b) (c) (e)	7.50%	(a)	24,328,853
16,996,000	Credit Agricole S.A. (b) (c) (d)	6.70%	(a)	16,898,040
38,354,000	Credit Agricole S.A. (b) (c) (d)	7.13%	(a)	38,972,382
1,500,000	Farm Credit Bank of Texas (c)	7.75%	(a)	1,557,447
800,000	Farm Credit Bank of Texas, Series 3 (c) (d)	6.20%	(a)	803,316
2,040,000	Farm Credit Bank of Texas, Series 6 (c)	7.00%	(a)	2,077,383
7,000,000	First Citizens BancShares, Inc., Series D (c)	7.00%	(a)	7,037,800
4,600,000	HSBC Holdings PLC (b) (c)	6.75%	(a)	4,627,439
23,150,000	HSBC Holdings PLC (b) (c)	6.95%	(a)	23,743,265
4,600,000	HSBC Holdings PLC (b) (c)	7.00%	(a)	4,678,324
12,120,000	HSBC Holdings PLC (b) (c)	7.05%	(a)	12,400,627
11,600,000	HSBC Holdings PLC (b) (c)	8.00%	(a)	12,017,032
17,998,000	Huntington Bancshares, Inc., Series K (c)	6.25%	(a)	17,946,493
32,775,000	ING Groep N.V. (b) (c)	7.00%	(a)	33,423,716
5,440,000	ING Groep N.V. (b) (c) (e)	7.25%	(a)	5,655,361
8,885,000	ING Groep N.V. (b) (c) (e)	8.00%	(a)	9,419,027
22,200,000	JPMorgan Chase & Co., Series NN (c)	6.88%	(a)	22,937,151
6,450,000	JPMorgan Chase & Co., Series PP (c)	6.10%	(a)	6,426,979
2,600,000	Lloyds Banking Group PLC (b) (c)	6.63%	(a)	2,557,460
18,780,000	Lloyds Banking Group PLC (b) (c)	8.00%	(a)	19,825,126
11,050,000	Mitsubishi UFJ Financial Group, Inc. (b) (c)	6.35%	(a)	10,941,379
7,000,000	NatWest Group PLC (b) (c)	7.30%	(a)	7,189,441
19,200,000	NatWest Group PLC (b) (c)	8.13%	(a)	20,903,962
14,980,000	Nordea Bank Abp (b) (c) (d)	6.75%	(a)	14,941,681
11,084,000	PNC Financial Services Group (The), Inc., Series U (c)	6.00%	(a)	11,108,503
8,499,000	PNC Financial Services Group (The), Inc., Series W (c)	6.25%	(a)	8,593,288
17,550,000	Royal Bank of Canada (c)	6.75%	08/24/85	17,800,561
10,230,000	Royal Bank of Canada (c)	6.50%	11/24/85	9,938,229
17,200,000	Societe Generale S.A. (b) (c) (d)	9.38%	(a)	17,935,025
18,413,000	Societe Generale S.A. (b) (c) (d)	10.00%	(a)	20,023,014
6,200,000	Sumitomo Mitsui Financial Group, Inc. (b) (c)	6.60%	(a)	6,187,984
7,800,000	Swedbank AB (b) (c) (e)	7.75%	(a)	8,182,590
30,180,000	Toronto-Dominion Bank (The) (c)	8.13%	10/31/82	31,115,912
12,740,000	Toronto-Dominion Bank (The) (c)	6.35%	10/31/85	12,744,921
22,645,000	Wells Fargo & Co. (c)	6.85%	(a)	23,325,867
11,640,000	Wells Fargo & Co. (c)	7.63%	(a)	12,186,533
19,200,000	Wells Fargo & Co., Series GG (c)	6.13%	(a)	19,199,176
				1,051,923,462
	Capital Markets — 7.4%
8,435,000	Ares Finance Co. III LLC (c) (d)	7.36%	06/30/51	8,475,426
30,150,000	Charles Schwab (The) Corp., Series H (c)	4.00%	(a)	27,863,312
7,500,000	Charles Schwab (The) Corp., Series L (c)	6.10%	(a)	7,401,823
6,243,000	Credit Suisse Group AG, Claim (f) (g) (h) (i)			2,224,381
2,057,000	Credit Suisse Group AG, Claim (f) (g) (h) (i)			732,909
7,770,000	Credit Suisse Group AG, Claim (f) (g) (h) (i)			2,768,451
4,150,000	Credit Suisse Group AG, Claim (f) (g) (h) (i)			1,478,645
18,000,000	Credit Suisse Group AG, Claim (f) (g) (h) (i)			6,413,400
13,000,000	Deutsche Bank AG (b) (c) (e)	8.13%	(a)	13,702,249
6,000,000	Goldman Sachs Group (The), Inc., Series AA (c)	6.50%	(a)	5,957,915

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$3,984,000	Goldman Sachs Group (The), Inc., Series W (c)	7.50%	(a)	$4,132,272
16,890,000	Goldman Sachs Group (The), Inc., Series X (c)	7.50%	(a)	17,482,467
8,000,000	Goldman Sachs Group (The), Inc., Series Y (c)	6.13%	(a)	7,892,512
4,150,000	Goldman Sachs Group (The), Inc., Series Z (c)	6.85%	(a)	4,202,809
811,000	Morgan Stanley, Series M	5.88%	(a)	797,699
8,400,000	Nomura Holdings, Inc. (b) (c)	7.00%	(a)	8,546,488
9,887,000	State Street Corp., Series I (c)	6.70%	(a)	10,114,005
12,570,000	State Street Corp., Series J (c)	6.70%	(a)	12,914,431
				143,101,194
	Diversified Telecommunication Services — 3.1%
21,286,000	Bell Canada (c)	7.00%	09/15/55	21,467,250
12,275,000	TELUS Corp. (c)	7.00%	10/15/55	12,379,436
13,372,000	TELUS Corp. (c)	6.63%	06/09/56	13,071,460
6,398,000	Verizon Communications, Inc. (c)	6.20%	05/14/56	6,264,407
6,398,000	Verizon Communications, Inc. (c)	6.05%	05/14/58	6,294,509
				59,477,062
	Electric Utilities — 8.5%
17,060,000	American Electric Power Co., Inc. (c)	6.95%	12/15/54	18,003,947
20,272,000	American Electric Power Co., Inc., Series D (c)	6.05%	03/15/56	19,929,930
10,850,000	Duke Energy Corp. (c)	6.45%	09/01/54	11,118,125
5,270,000	Emera US Finance LLC, Series A (c)	6.65%	10/01/56	5,308,650
6,800,000	Emera US Finance LLC, Series B (c)	6.85%	10/01/56	6,855,318
10,110,000	Entergy Corp. (c)	7.13%	12/01/54	10,370,555
7,050,000	Entergy Corp. (c)	6.10%	06/15/56	6,931,774
7,930,000	EUSHI Finance, Inc. (c)	7.63%	12/15/54	8,241,966
20,245,000	EUSHI Finance, Inc. (c)	6.25%	04/01/56	19,996,078
2,800,000	Eversource Energy, Series A (c)	6.10%	08/15/56	2,785,719
17,610,000	Eversource Energy, Series B (c)	6.35%	08/15/56	17,533,819
10,794,000	NextEra Energy Capital Holdings, Inc. (c)	6.75%	06/15/54	11,086,204
4,300,000	NextEra Energy Capital Holdings, Inc. (c)	6.50%	08/15/55	4,330,444
10,000,000	NextEra Energy Capital Holdings, Inc., Series BB (c)	6.20%	10/01/56	9,776,727
2,780,000	NextEra Energy Capital Holdings, Inc., Series CC (c)	6.63%	10/01/66	2,708,948
8,500,000	Southern (The) Co., Series 2025 (c)	6.38%	03/15/55	8,610,050
				163,588,254
	Financial Services — 2.5%
18,000,000	American AgCredit Corp. (c) (d)	8.75%	(a)	17,997,660
4,200,000	Capital Farm Credit ACA, Series 1 (c) (d)	8.39%	(a)	4,142,922
650,000	Compeer Financial ACA (c) (d)	4.88%	(a)	643,640
7,400,000	Compeer Financial ACA (c) (d)	7.88%	(a)	7,541,192
5,280,000	Corebridge Financial, Inc. (c)	6.88%	(a)	5,419,809
12,355,000	Corebridge Financial, Inc. (c)	6.38%	09/15/54	12,168,669
755,000	Voya Financial, Inc., Series A (c)	7.76%	(a)	783,116
				48,697,008
	Food Products — 1.6%
1,200,000	Dairy Farmers of America, Inc. (j)	7.13%	(a)	1,207,525
2,131,000	Land O’Lakes Capital Trust I (j)	7.45%	03/15/28	2,183,860
9,646,000	Land O’Lakes, Inc. (d)	7.00%	(a)	8,584,940
11,115,000	Land O’Lakes, Inc. (d)	7.25%	(a)	10,225,800

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Food Products (Continued)
$400,000	Land O’Lakes, Inc. (e)	7.25%	(a)	$368,000
9,185,000	Land O’Lakes, Inc. (d)	8.00%	(a)	9,185,000
				31,755,125
	Gas Utilities — 0.9%
5,800,000	AltaGas Ltd. (c) (d)	7.20%	10/15/54	6,002,745
12,240,000	Spire, Inc. (c)	6.45%	06/01/56	12,203,921
				18,206,666
	Independent Power and Renewable Electricity Producers — 1.0%
19,491,000	AES (The) Corp. (c)	6.95%	07/15/55	19,158,912
	Insurance — 8.8%
2,800,000	Allianz SE (b) (c) (d)	6.50%	(a)	2,779,657
6,800,000	Allianz SE (b) (c) (d)	6.55%	(a)	6,853,788
10,003,000	American National Group, Inc. (c)	7.00%	12/01/55	9,630,882
4,288,000	Assurant, Inc. (c)	7.00%	03/27/48	4,339,735
2,300,000	Assured Guaranty Municipal Holdings, Inc. (c) (d)	6.40%	12/15/66	2,208,474
1,700,000	Assured Guaranty Municipal Holdings, Inc. (c) (e)	6.40%	12/15/66	1,632,350
19,794,000	Athene Holding Ltd. (c)	6.88%	06/28/55	18,707,592
13,200,000	CNP Assurances S.A. (b) (c) (e)	4.88%	(a)	12,325,850
13,758,000	Global Atlantic Fin Co. (c) (d)	7.95%	10/15/54	13,779,628
15,450,000	Global Atlantic Fin Co. (c) (d)	7.25%	03/01/56	14,854,568
23,021,000	Hartford Insurance Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (d) (k)	6.04%	02/12/47	22,830,714
2,464,000	Kuvare US Holdings, Inc. (c) (d)	10.47%	02/17/51	2,478,474
6,850,000	Lancashire Holdings Ltd. (c) (e)	5.63%	09/18/41	6,679,716
7,078,000	Liberty Mutual Group, Inc. (c) (d)	4.13%	12/15/51	7,031,219
6,585,000	Liberty Mutual Group, Inc. (d)	4.30%	02/01/61	4,038,423
3,600,000	Lincoln National Corp., Series C (c)	9.25%	(a)	3,764,675
10,100,000	Meiji Yasuda Life Insurance Co. (c) (d)	6.10%	06/11/55	10,102,860
6,514,000	MetLife Capital Trust IV (d)	7.88%	12/15/37	7,100,084
2,900,000	MetLife, Inc. (d)	9.25%	04/08/38	3,354,079
3,091,000	MetLife, Inc., Series G (c)	6.35%	03/15/55	3,137,146
4,144,000	Nippon Life Insurance Co. (c) (d)	6.50%	04/30/55	4,272,074
4,175,000	Prudential Financial, Inc. (c)	6.00%	09/01/52	4,204,275
3,300,000	Reinsurance Group of America, Inc. (c)	6.38%	09/15/56	3,221,808
				169,328,071
	Multi-Utilities — 4.9%
13,575,000	CenterPoint Energy, Inc., Series B (c)	6.85%	02/15/55	14,117,769
11,578,000	Dominion Energy, Inc. (c)	6.63%	05/15/55	11,671,053
11,109,000	Dominion Energy, Inc. (c)	6.20%	02/15/56	10,941,555
198,000	Dominion Energy, Inc., Series A (c)	6.88%	02/01/55	202,587
15,859,000	Dominion Energy, Inc., Series B (c)	7.00%	06/01/54	16,554,655
10,000,000	DTE Energy Co., Series C (c)	6.20%	07/01/58	9,966,339
8,037,000	NiSource, Inc. (c)	6.38%	03/31/55	8,162,819
18,364,000	Sempra (c)	6.40%	10/01/54	18,282,515
3,522,000	Sempra (c)	6.88%	10/01/54	3,577,835
				93,477,127
	Oil, Gas & Consumable Fuels — 2.6%
11,955,000	Enbridge, Inc. (c)	7.63%	01/15/83	12,880,939

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$25,881,000	Enbridge, Inc. (c)	8.50%	01/15/84	$29,259,324
7,000,000	TransCanada PipeLines Ltd. (c)	6.38%	10/17/56	7,024,717
				49,164,980
	Trading Companies & Distributors — 0.5%
10,476,000	Sumisho Air Lease Corp., Series D (c)	6.00%	(a)	10,137,905
	Wireless Telecommunication Services — 0.7%
13,730,000	Rogers Communications, Inc. (c)	7.13%	04/15/55	13,863,303
	Total Capital Preferred Securities			1,871,879,069
	(Cost $1,854,360,307)

	Total Investments — 98.2%			1,892,618,284
	(Cost $1,876,819,582)
	Net Other Assets and Liabilities — 1.8%			35,595,550
	Net Assets — 100.0%			$1,928,213,834

(a)	Perpetual maturity.
(b)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2026, securities noted as such amounted to $638,773,238 or 33.1% of net assets. Of these securities, 3.1% originated in emerging markets, and 96.9% originated in foreign markets.

(c)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2026. At a predetermined date, the fixed rate will change to a variable rate.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2026, securities noted as such amounted to $409,537,939 or 21.2%
of net assets.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Claim pending with the administrative court of Switzerland.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(h)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2026, securities noted as such are valued at $13,617,786 or 0.7% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(k)	Floating or variable rate security.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Country Allocation†	% of Net Assets
United States	47.1%
Canada	16.1
France	9.3
United Kingdom	7.9
Spain	5.7
Netherlands	2.5
Germany	2.5
Japan	2.1
Cayman Islands	1.7
Mexico	0.8
Finland	0.8
Switzerland	0.7
Sweden	0.4
Bermuda	0.4
Chile	0.2
Total Investments	98.2
Net Other Assets and Liabilities	1.8
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$1,000 Par Preferred Securities*	$20,739,215	$20,739,215	$—	$—
Capital Preferred Securities:
Capital Markets	143,101,194	—	129,483,408	13,617,786
Other Industry Categories*	1,728,777,875	—	1,728,777,875	—
Total Investments	$1,892,618,284	$20,739,215	$1,858,261,283	$13,617,786

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of July 31, 2026, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	01/21/21 - 12/08/21	$1,200,000	$100.63	$1,222,750	$1,207,525	0.06%
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18 - 10/02/25	2,131,000	102.48	2,182,594	2,183,860	0.12
				$3,405,344	$3,391,385	0.18%

First Trust Exchange-Traded Fund III
Additional Information
July 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.